Financial expenses and income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (313)	€ (328)		€ (318)
Interest income	54	103		146
Cost of net debt	(259)	(225)		(172)
Non-operating foreign exchange gains/(losses)	2	(6)		1
Unwinding of discounting of provisions	(11)	(11)		(25)
Net interest cost related to employee benefits	(44)	(57)		(83)
Gains/(losses) on disposals of financial assets	3	6		0
Net interest expense on lease liabilities	(35)	(38)		(39)
Other	16	(4)		19
Net financial income/(expenses)	(328)	(335)		(299)
comprising: Financial expenses	(368)	(388)	[1]	(440)	[1]
comprising: financial income	40	53	[1]	141	[1]
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	14	93		187
Gain on derivatives used to manage cash and cash equivalents	€ 51	€ 66		€ 55

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.